SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2022	$ 319,337	$ 32,241	$ 32,241
Addition of new derivatives recognized as debt discounts	0	19,956	23,904	1,096
Addition of new derivatives recognized as loss on derivatives	51,580		54,863	2,935
Gain on change in fair value of the derivative	(231,849)	5,634	32,340	(4,241)
Balance - December 31, 2023	631,305		319,337	32,241
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2022	319,337	$ 32,241	32,241
Addition of new derivatives recognized as debt discounts	80,119		319,436	28,000
Addition of new derivatives recognized as loss on derivatives	51,580		54,863	2,935
Gain on change in fair value of the derivative	180,269		(87,203)
Balance - December 31, 2023	$ 631,305		$ 319,337	32,241
Loss on change in fair value of the derivative				$ 1,306